Financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]

The carrying value and fair value of financial instruments by each category as of March 31, 2021 were as follows:

		Financial
		assets/		Financial
		liabilities	Financial	assets /
		at	assets /	liabilities	Total
		amortised	liabilities at	at	carrying	Total fair
Particulars	Note	costs	FVTPL	FVTOCI	value	value
Assets
Cash and cash equivalents	8	5,502,054	-	-	5,502,054	5,502,054
Other assets	10	375,802	-	-	375,802	375,802
Trade receivables	13	8,520,118	-	-	8,520,118	8,520,118
Other receivables	13	79,830	-	-	79,830	79,830
Other investments	15	210,528	-	1,710	212,238	212,238
Liabilities
Bank overdraft	8	123,666	-	-	123,666	123,666
Lease liabilities	7	2,202,649	-	-	2,202,649	2,202,649
Other liabilities	18	216,284	-	-	216,284	216,284
Borrowings from banks	19	7,174,373	-	-	7,174,373	7,174,373
Borrowings from others	19	2,234,856	-	-	2,234,900	2,234,900
Trade and other payables	20	8,185,844	-	-	8,185,844	8,185,844
Derivative financial liabilities	20	8,079	-	-	8,079	8,079

The carrying value and fair value of financial instruments by each category as of March 31, 2020 were as follows:

		Financial
		assets/		Financial
		liabilities	Financial	assets /
		at	assets /	liabilities	Total
		amortised	liabilities at	at	carrying	Total fair
Particulars	Note	costs	FVTPL	FVTOCI	value	value
Assets
Cash and cash equivalents	8	2,651,085	-	-	2,651,085	2,651,085
Other assets	10	350,972	-	-	350,972	350,972
Trade receivables	13	9,631,400	-	-	9,631,400	9,631,400
Other receivables	13	139,122	-	-	139,122	139,122
Other investments	15	210,262	-	1,710	211,972	211,972
Liabilities
Bank overdraft	8	1,235,794	-	-	1,235,794	1,235,794
Lease liabilities	7	1,826,210	-	-	1,826,210	1,826,210
Other liabilities	18	77,746	-	-	77,746	77,746
Borrowings from banks	19	5,985,628	-	-	5,985,628	5,985,628
Borrowings from others	19	2,117,108	-	-	2,117,108	2,117,108
Trade and other payables	20	8,366,215	-	-	8,366,215	8,366,215
Derivative financial liabilities	20	-	428	-	428	428

Disclosure of financial assets [text block]
The carrying amount of financial assets as at March 31, 2021 and 2020 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2021	March 31, 2020
Cash and cash equivalents	5,147,534	9,692,810
Other receivables & ass e ts	368,650	2,461,808
Trade receivables	8,373,011	508,419
	13,889,195	12,663,037

Disclosure of effect of changes in foreign exchange rates [text block]	The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2021 and 2020.

	As of
	March 31, 2021	March 31, 2020
Forward contracts
In U.S. Dollars (Sell)	-	2,140
In U.S. Dollars (Buy)	-	-

Disclosure of maturity analysis for derivative financial liabilities [text block]
The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

As of
	March 31, 2021	March 31, 2020
Buy:	(US $)	(US $)
Not later than one month	-	-
Later than one month and not later than three mo n ths	-	2,140
Later than three months and not later than six months	-	-
Later than six months and not later than one year	-	-

Disclosure of outstanding swap contract [text block]	The swap contracts outstanding balances as on March 31, 2021 is as follows.

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal		Mark to Market losses/ (gain)
Tranche 1	1,470,000	USD	20,000	-
Tranche 2 (Undrawn)	2,205,000	USD	30,000	-
Total	3,675,000	USD	50,000	-

Maturity analysis for derivative financial instruments explanatory [text block]
The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (principal) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As at		As at
Particulars	'March 31, 2021		'March 31, 2021
	Payable (USD)	Receivable (INR)	Payable (USD)	Receivable (INR)
Less than 1 year	5,000	367,500	-	-
One to two years	10,000	735,000	-	-
Two to three years	10,000	735,000	-	-
Three to four years	10,000	735,000	-	-
Four to five years	10,000	735,000	-	-
More than five yea r s	5,000	367,500	-	-
Total cash flows	50,000	3,675,000	-	-

Disclosure of detailed information about maturity analysis of interest rate swaps [text Block]
The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2021		March 31, 2020
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)
	1,210	323,043
Less than 1 year	1,126	269,994	4	8
One to two years	855	205,072	-	-
Two to three years	580	139,164	-	-
Three to four years	308	73,749	-	-
Four to five years	52	12,366	-	-
Total cash flows	4,131	1,023,388	4	8

* Amount below rounding off norm adopted by the Group

Disclosure of detailed information about fair value measurement [text Block]

The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2021			Fair value as of March 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	-	-	-	326
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	8,079	-	-	102

Disclosure of financial instruments at fair value through profit or loss [text block]
Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss

	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Financial assets at amortised cost
Interest income on bank deposits	56,134	32,094	26,025
Interest income from other financial assets	26,700	161,826	20,289
Impairment loss of trade receivables	(755,495)	(479,747)	(536,290)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	8,079	380	1,247

Financial liabilities at amortised cost
Interest expenses on lease obligations	(178,300)	(171,824)	(14,747)
Interest expenses on borrowings from banks, others and overdrafts	(714,121)	(764,398)	(617,087)